Note 13 - Segment Information (Details) - Intersegment Reporting (USD $) In Millions, unless otherwise specified	3 Months Ended														12 Months Ended
	Dec. 31, 2013		Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012		Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Segment Reporting Information [Line Items]
Revenues	$ 1,228		$ 586	$ 816	$ 1,622	$ 1,123		$ 531	$ 606	$ 1,320	$ 771	$ 295	$ 375	$ 878	$ 4,252		$ 3,580		$ 2,319
Operating expenses
Cost of goods sold															2,110		1,583		1,085
Operation and maintenance															889		815		495
Depreciation and amortization															399		393		185
Nicor merger expenses																	20	[1]	57	[1]
Taxes other than income taxes															187		159		57
Total operating expenses															3,585		2,970		1,879
Gain on disposition of assets															11
Operating income (loss)	176		81	123	298	195		57	95	263	118	24	60	238	678		610		440
Other income															17		24		7
EBIT	174		88	130	303	201		62	104	267	121	25	62	239	695		634		447
Identifiable and total assets	14,656					14,141									14,656		14,141
Capital expenditures															731		775		427
External Parties [Member] | Distribution Operations [Member]
Segment Reporting Information [Line Items]
Revenues															3,275		2,710		1,451
External Parties [Member] | Retail Operations [Member]
Segment Reporting Information [Line Items]
Revenues															858		733		702
External Parties [Member] | Wholesale Services [Member]
Segment Reporting Information [Line Items]
Revenues															45		58		95
External Parties [Member] | Midstream Operations [Member]
Segment Reporting Information [Line Items]
Revenues															74		78		70
External Parties [Member] | Other Segments [Member]
Segment Reporting Information [Line Items]
Revenues																[2]	1	[2]	1	[2]
External Parties [Member]
Segment Reporting Information [Line Items]
Revenues															4,252		3,580		2,319
Intersegment Eliminations [Member] | Distribution Operations [Member]
Segment Reporting Information [Line Items]
Revenues															182	[3]	167	[3]	146	[3]
Intersegment Eliminations [Member] | Retail Operations [Member]
Segment Reporting Information [Line Items]
Revenues															0	[3]	2	[3]		[3]
Intersegment Eliminations [Member] | Wholesale Services [Member]
Segment Reporting Information [Line Items]
Revenues															13	[3]	30	[3]	3	[3]
Intersegment Eliminations [Member] | Midstream Operations [Member]
Segment Reporting Information [Line Items]
Revenues															0	[3]		[3]		[3]
Intersegment Eliminations [Member] | Other Segments [Member]
Segment Reporting Information [Line Items]
Revenues															(195)	[2],[3]	(199)	[2],[3]	(149)	[2],[3]
Intersegment Eliminations [Member]
Segment Reporting Information [Line Items]
Revenues																[3]		[3]		[3]
Distribution Operations [Member] | Continuing Operations [Member]
Operating expenses
Identifiable and total assets	11,727	[4]				11,320	[4]								11,727	[4]	11,320	[4]
Distribution Operations [Member]
Segment Reporting Information [Line Items]
Revenues															3,457		2,877		1,597
Operating expenses
Cost of goods sold															1,687		1,221		625
Operation and maintenance															690		642		362
Depreciation and amortization															346		351		160
Nicor merger expenses																		[1]		[1]
Taxes other than income taxes															167		140		44
Total operating expenses															2,890		2,354		1,191
Operating income (loss)															567		523		406
Other income															15		9		6
EBIT															582		532		412
Capital expenditures															684		649		365
Retail Operations [Member] | Continuing Operations [Member]
Operating expenses
Identifiable and total assets	694	[4]				511	[4]								694	[4]	511	[4]
Retail Operations [Member]
Segment Reporting Information [Line Items]
Revenues															858		735		702
Operating expenses
Cost of goods sold															564		488		534
Operation and maintenance															132		114		71
Depreciation and amortization															22		13		2
Nicor merger expenses																		[1]		[1]
Taxes other than income taxes															3		4		2
Total operating expenses															721		619		609
Operating income (loss)															137		116		93
EBIT															137		116		93
Capital expenditures															9		8		2
Wholesale Services [Member] | Continuing Operations [Member]
Operating expenses
Identifiable and total assets	1,166	[4]				1,218	[4]								1,166	[4]	1,218	[4]
Wholesale Services [Member]
Segment Reporting Information [Line Items]
Revenues															58		88		98
Operating expenses
Cost of goods sold															21		38		41
Operation and maintenance															48		48		48
Depreciation and amortization															1		2		1
Nicor merger expenses																		[1]		[1]
Taxes other than income taxes															3		4		3
Total operating expenses															73		92		93
Gain on disposition of assets															11
Operating income (loss)															(4)		(4)		5
Other income																	1
EBIT															(4)		(3)		5
Capital expenditures															2		3		1
Midstream Operations [Member] | Continuing Operations [Member]
Operating expenses
Identifiable and total assets	713	[4]				720	[4]								713	[4]	720	[4]
Midstream Operations [Member]
Segment Reporting Information [Line Items]
Revenues															74		78		70
Operating expenses
Cost of goods sold															33		32		33
Operation and maintenance															24		19		15
Depreciation and amortization															17		14		10
Nicor merger expenses																		[1]		[1]
Taxes other than income taxes															5		5		3
Total operating expenses															79		70		61
Operating income (loss)															(5)		8		9
Other income															(5)		2
EBIT															(10)		10		9
Capital expenditures															12		62		35
Other Segments [Member] | Continuing Operations [Member]
Operating expenses
Identifiable and total assets	73	[2],[4]				81	[2],[4]								73	[2],[4]	81	[2],[4]
Other Segments [Member]
Segment Reporting Information [Line Items]
Revenues															(195)	[2]	(198)	[2]	(148)	[2]
Operating expenses
Cost of goods sold															(195)	[2]	(196)	[2]	(148)	[2]
Operation and maintenance															(5)	[2]	(8)	[2]	(1)	[2]
Depreciation and amortization															13	[2]	13	[2]	12	[2]
Nicor merger expenses																	20	[1],[2]	57	[1],[2]
Taxes other than income taxes															9	[2]	6	[2]	5	[2]
Total operating expenses															(178)	[2]	(165)	[2]	(75)	[2]
Gain on disposition of assets																[2]
Operating income (loss)															(17)	[2]	(33)	[2]	(73)	[2]
Other income															7	[2]	12	[2]	1	[2]
EBIT															(10)	[2]	(21)	[2]	(72)	[2]
Capital expenditures															24	[2]	53	[2]	24	[2]
Continuing Operations [Member]
Operating expenses
Identifiable and total assets	$ 14,373	[4]				$ 13,850	[4]								$ 14,373	[4]	$ 13,850	[4]

[1]	Transaction expenses associated with the Nicor merger are shown separately to better compare year-over-year results.
[2]	Our other segment's assets consist primarily of cash and cash equivalents, PP&E and the effect of intercompany eliminations. Our other segment now also includes our investment in Triton, which was part of our cargo shipping segment that is classified as discontinued operations. For more information see Note 15.
[3]	Wholesale services records its energy marketing and risk management revenues on a net basis and its total operating revenues include intercompany revenues of $417 million in 2013, $350 million in 2012 and $449 million in 2011.
[4]	Identifiable assets are those used in each segment's operations and exclude assets held for sale.